Income Taxes (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Before Income Taxes
United States	$ 2,778	$ 2,338	$ 2,251
International	2,977	2,294	2,857
Income before income taxes	$ 5,755	$ 4,632	$ 5,108